Royalty Purchase Agreement (Details Narrative) - USD ($)			12 Months Ended
	Sep. 26, 2022	Nov. 27, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2015
Net smelter return, percentage							2.75%
Funding commitment				$ 2,254,486	$ 2,570,700	$ 2,570,700
Proceeds from sale of royalty interests				316,214
Proceeds from settlement of funding commitment			1,158,143
Settlement of promissory note payable			1,096,343
Return of capital			(1,096,343)
Exploration and evaluation assets	$ 417,123			417,123	733,337	$ 733,337
Additional Paid-in Capital [Member]
Funding commitment			$ 1,837,163
Gold Royalty Corp. [Member]
Net smelter return, percentage		1.00%
Net smelter return acquisition, percentage		0.75%
Net smelter return acquisition value		$ 5,000,000
Gold Royalty Corp. [Member] | Gold Mining Inc [Member] | Funding Agreement [Member]
Fair value of shares received transaction		2,570,700
Funding commitment		$ 2,570,700
Gold Mining Inc [Member]
Funding commitment	2,254,486
Proceeds from sale of royalty interests				$ 316,214
Proceeds from settlement of funding commitment	1,158,143
Settlement of promissory note payable	1,096,343
Return of capital	$ 1,096,343